Major Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Loss Contingencies [Line Items]
Provision for specific environmental sites
As at December 31, 2021, 2020 and 2019, the Company's provision for specific environmental sites was as follows:

In millions	2021	2020	2019
Beginning of year	$59	$57	$61
Accruals and other	23	44	31
Payments	(26)	(42)	(34)
Foreign exchange	—	—	(1)
End of year	$56	$59	$57
Current portion - End of year	$38	$46	$38

Employee injuries, Canada [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims
As at December 31, 2021, 2020 and 2019, the Company's provision for personal injury and other claims in Canada was as follows:

In millions	2021	2020	2019
Beginning of year	$206	$207	$207
Accruals and other	12	31	29
Payments	(36)	(32)	(29)
End of year	$182	$206	$207
Current portion - End of year	$50	$68	$55

Employee injuries, United States [Member]
Loss Contingencies [Line Items]
Provision for personal injury and other claims
As at December 31, 2021, 2020 and 2019, the Company's provision for personal injury and other claims in the U.S. was as follows:

In millions	2021	2020	2019
Beginning of year	$141	$145	$139
Accruals and other	30	28	44
Payments	(45)	(29)	(31)
Foreign exchange	(1)	(3)	(7)
End of year	$125	$141	$145
Current portion - End of year	$25	$41	$36